UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3158

Legg Mason Partners Fundamental Value Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND, INC.

FORM N-Q

DECEMBER 31, 2006

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND, INC.

Schedule of Investments (unaudited)	December 31, 2006

FACE AMOUNT	SECURITY	VALUE
CORPORATE BOND & NOTE - 0.0%
Aerospace & Defense - 0.0%
$332	Kac Acquisition Co., Subordinated Notes, 1.000% due 4/26/26 (a)(b) (Cost - $0)	$0

SHARES
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.8%
1,340,000	Lear Corp.	39,570,200

Media - 11.4%
7,235,300	Interpublic Group of Cos. Inc.*	88,560,072
6,115,800	News Corp., Class B Shares	136,137,708
6,638,400	Pearson PLC	100,312,710
4,461,100	Time Warner Inc.	97,162,758
3,209,800	Walt Disney Co.	109,999,846

	Total Media	532,173,094

Specialty Retail - 2.7%
2,320,600	Gap Inc.	45,251,700
2,000,000	Home Depot Inc.	80,320,000

	Total Specialty Retail	125,571,700

	TOTAL CONSUMER DISCRETIONARY	697,314,994

CONSUMER STAPLES - 6.7%
Beverages - 0.6%
382,000	Molson Coors Brewing Co., Class B Shares	29,200,080

Food & Staples Retailing - 3.3%
1,838,800	Safeway Inc.	63,548,928
1,967,300	Wal-Mart Stores Inc.	90,849,914

	Total Food & Staples Retailing	154,398,842

Food Products - 2.2%
170,200	Smithfield Foods Inc.*	4,367,332
1,375,650	Unilever PLC	38,476,253
2,147,220	Unilever PLC, ADR	59,735,661

	Total Food Products	102,579,246

Household Products - 0.6%
377,800	Kimberly-Clark Corp.	25,671,510

	TOTAL CONSUMER STAPLES	311,849,678

ENERGY - 9.7%
Energy Equipment & Services - 3.6%
570,100	Baker Hughes Inc.	42,563,666
649,300	BJ Services Co.	19,037,476
1,012,500	GlobalSantaFe Corp.	59,514,750
1,517,400	Halliburton Co.	47,115,270

	Total Energy Equipment & Services	168,231,162

Oil, Gas & Consumable Fuels - 6.1%
1,365,600	Anadarko Petroleum Corp.	59,430,912
756,100	Chevron Corp.	55,596,033
369,600	ConocoPhillips	26,592,720
607,400	Exxon Mobil Corp.	46,545,062
887,300	Murphy Oil Corp.	45,119,205
1,893,600	Williams Cos. Inc.	49,460,832

	Total Oil, Gas & Consumable Fuels	282,744,764

	TOTAL ENERGY	450,975,926

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 19.2%
Capital -Markets - 4.3%
145,800	Franklin Resources Inc.	$16,062,786
1,318,600	Merrill Lynch & Co. Inc.	122,761,660
888,705	State Street Corp.	59,934,265

	Total Capital Markets	198,758,711

Consumer Finance - 1.9%
1,500,100	American Express Co.	91,011,067

Diversified Financial Services - 5.1%
1,997,396	Bank of America Corp.	106,640,973
2,674,100	JPMorgan Chase & Co.	129,159,030

	Total Diversified Financial Services	235,800,003

Insurance - 4.2%
872,400	American International Group Inc.	62,516,184
1,633,400	Chubb Corp.	86,423,194
509,900	Hartford Financial Services Group Inc.	47,578,769

	Total Insurance	196,518,147

Thrifts & Mortgage Finance - 3.7%
1,048,700	MGIC Investment Corp.	65,585,698
2,284,500	PMI Group Inc.	107,759,865

	Total Thrifts & Mortgage Finance	173,345,563

	TOTAL FINANCIALS	895,433,491

HEALTH - CARE - 12.8%
Biotechnology - 0.0%
411,224	Aphton Corp.*	658
	Aphton Corp.:
375,000	Escrowed Shares* (a)(c)	510
1,250,000	Restricted Shares* (a)	2,000

	Total Biotechnology	3,168

Health Care Equipment & Supplies - 0.1%
45,900	Medtronic Inc.	2,456,109

Life Sciences Tools & Services - 0.6%
2,023,664	Enzo Biochem Inc.*	28,877,685

Pharmaceuticals - 12.1%
2,115,900	Abbott Laboratories	103,065,489
851,900	Bentley Pharmaceuticals Inc.*	8,663,823
805,600	Eli Lilly & Co.	41,971,760
1,388,700	GlaxoSmithKline PLC, ADR	73,267,812
1,415,700	Johnson & Johnson	93,464,514
1,111,110	NexMed Inc.*	744,444
911,700	Novartis AG, ADR	52,368,048
3,541,600	Pfizer Inc.	91,727,440
1,982,500	Wyeth	100,948,900

	Total Pharmaceuticals	566,222,230

	TOTAL HEALTH CARE	597,559,192

INDUSTRIALS - 7.9%
Aerospace & Defense - 6.2%
800,000	Boeing Co.	71,072,000
2,302,000	Honeywell International Inc.	104,142,480
2,195,400	Raytheon Co.	115,917,120

	Total Aerospace & Defense	291,131,600

Building Products - 0.2%
375,400	Simpson Manufacturing Co. Inc.	11,881,410

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates - 0.1%
128,300	General Electric Co.	$4,774,043

Machinery - 1.4%
1,037,200	Caterpillar Inc.	63,611,476

	TOTAL INDUSTRIALS	371,398,529

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 5.5%
5,080,300	Cisco Systems Inc.*	138,844,599
3,048,900	Motorola Inc.	62,685,384
2,751,900	Nokia Oyj, ADR	55,918,608

	Total Communications Equipment	257,448,591

Computers & Peripherals - 1.5%
694,474	International Business Machines Corp.	67,468,149

Electronic Equipment & Instruments - 1.0%
1,385,000	Agilent Technologies Inc.*	48,267,250

Internet Software & Services - 1.2%
968,200	eBay Inc.*	29,113,774
1,198,700	VeriSign Inc.*	28,828,735

	Total Internet Software & Services	57,942,509

Semiconductors & Semiconductor Equipment - 5.2%
2,936,500	Applied Materials Inc.	54,178,425
598,100	Intel Corp.	12,111,525
1,336,800	Novellus Systems Inc.*	46,012,656
167,900	Samsung Electronics Co., Ltd., GDR (d)	55,239,100
6,112,316	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	66,807,614
332,603	Verigy Ltd.*	5,903,703

	Total Semiconductors & Semiconductor Equipment	240,253,023

Software - 2.2%
3,380,800	Microsoft Corp.	100,950,688
1,121,865	Wave Systems Corp., Class A*	2,883,193

	Total Software	103,833,881

	TOTAL INFORMATION TECHNOLOGY	775,213,403

MATERIALS - 6.1%
Chemicals - 2.7%
1,237,900	Dow Chemical Co.	49,441,726
1,522,200	E.I. du Pont de Nemours & Co.	74,146,362

	Total Chemicals	123,588,088

Metals & Mining - 2.1%
1,876,100	Alcoa Inc.	56,301,761
54,500	AngloGold Ashanti Ltd., ADR	2,566,405
52,300	Newmont Mining Corp.	2,361,345
487,600	RTI International Metals Inc.*	38,140,072

	Total Metals & Mining	99,369,583

Paper & Forest Products - 1.3%
135,200	PT Toba Pulp Lestari Tbk, ADR* (a)(b)	0
857,000	Weyerhaeuser Co.	60,547,050

	Total Paper & Forest Products	60,547,050

	TOTAL MATERIALS	283,504,721

TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
3,318,612	Vodafone Group PLC, ADR	92,191,041

	TOTAL COMMON STOCKS (Cost - $3,157,907,643)	4,475,440,975

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2006

WARRANTS	SECURITY	VALUE
WARRANTS(a)(b) - 0.0%
360,000	Aphton Corp., Expires 3/31/08*	$0
600,000	Genelabs Technologies Inc., Expires 5/1/08*	1
1,000,000	Lynx Therapeutics Inc., Expires 4/29/07*	1

	TOTAL WARRANTS (Cost - $0)	2

SHARES
CONVERTIBLE PREFERRED STOCKS(a) - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
2,500	Aphton Corp. Series A*	8,000

INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
54,818	Webforia Inc., Series D(b)	0

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $3,765,657)	8,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $3,161,673,300)	4,475,448,977

FACE AMOUNT
SHORT-TERM INVESTMENT - 4.2%
Repurchase Agreement - 4.2%
$197,372,000	Interest in $573,925,000 joint tri-party repurchase agreement dated 12/29/06 with Greenwich Capital Markets Inc., 5.290% due 1/3/07; Proceeds at maturity- $197,517,014; (Fully collateralized by various U.S. government agency obligations, 3.918% to 7.134% due 7/1/15 to 5/1/42; Market value - $201,320,486) (Cost - $197,372,000)	197,372,000

	TOTAL INVESTMENTS - 100.1% (Cost - $3,359,045,300#)	4,672,820,977
	Liabilities in Excess of Other Assets - (0.1)%	(6,525,114)

	TOTAL NET ASSETS - 100.0%	$4,666,295,863

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Illiquid security.

(c)	Restricted security, that is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The acquisition date was March 30, 2003, the aggregate cost, per share value of the security and percentage of net assets which the security comprises at December 31, 2006 were $212,434, $0.0013 and 0.00%, respectively.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Fundamental Value Fund, Inc. (the “Fund”), a Maryland corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,338,304,235
Gross unrealized depreciation	(24,528,558)

Net unrealized appreciation	$1,313,775,677

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Fundamental Value Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: February 28, 2007